Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases
Schedule of lease recorded on the consolidated balance sheets

	December 31,	December 31,
	2021	2022
	US$	US$
Lease Assets
Finance lease assets
Property and equipment, net	18,050,265	—
Real estate properties held for lease, net	7,542,875	—
Total	25,593,140	—
Operating lease ROU assets	3,147,381	5,707,986

Lease Liabilities
Current
Current portion of finance lease	5,557,782	—
Current portion of operating lease	2,061,541	3,780,853
Total	7,619,323	3,780,853
Non-current
Finance lease, net of current portion	—	—
Operating lease, net of current portion	1,286,250	3,310,116
Total	1,286,250	3,310,116

Schedule of components of lease expense

	Year ended	Year ended
	December 31,	December 31,
	2021	2022
	US$	US$
Operating lease cost:
Operating lease cost	5,384,851	3,497,729
Short-term lease cost	2,612,901	710,161
Finance lease cost:
Amortization of finance lease assets	2,690,976	—
Interest on the lease liabilities	501,037	69,672

Total lease cost	11,189,765	4,277,562

Schedule of supplemental cash flow information

	Year ended	Year ended
	December 31,	December 31,
	2021	2022
	US$	US$
Operating cash flows for operating leases	4,485,361	3,996,599
Operating cash flows for finance leases	16,222	—
Financing cash flows for finance leases	1,369,861	—

Schedule of maturities of lease liabilities

	December 31,
	2022
	Finance Leases	Operating Leases
	US$	US$
Year ending December 31, 2023	—	3,776,934
Year ending December 31, 2024	—	3,555,049
Year ending December 31, 2025	—	296,254
Year ending December 31, 2026	—	—
Total lease payments	—	7,628,236
Less: imputed interest	—	(537,267)
Present value of lease liabilities	—	7,090,969

Schedule of other supplemental information related to lease terms and discount rates

	December 31,	December 31,
	2021	2022
Weighted-average remaining lease term (years)
Operating leases	1.69	2.03
Finance leases	0.72	—
Weighted-average discount rate
Operating leases	6.61%	7.42%
Finance leases	6.95%	—